NON-FINANCIAL ASSETS AND LIABILITIES (Details 7) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total non-current	$ 55	$ 179
Total current	17	5
Income Tax Net Of Witholdings And Advances [Member]
IfrsStatementLineItems [Line Items]
Total non-current	50	161
Total current	17	5
Minimum National Income Tax [Member]
IfrsStatementLineItems [Line Items]
Total non-current	$ 5	$ 18